BUSINESS COMBINATION (Details) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Nov. 10, 2021 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Business Acquisition [Line Items]
Net increase in cash from business combination | $	$ 243,900			$ 243,900
Transaction costs | $	$ 70,200			$ 70,200
Shares convertible in merger				2.98
Percentage of class B shares received by founder for class A shares held				80
Warrant liabilities | $				$ 41,200
Change in fair value of warrants | $		$ (22,156)	$ 0	8,206
Private Placement Warrants [Member]
Business Acquisition [Line Items]
Change in fair value of warrants | $				8,200
Warrants outstanding		6,686,667
Public Warrants [Member]
Business Acquisition [Line Items]
Change in fair value of warrants | $				$ 49,400
Warrants outstanding		13,799,936
Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Shares convertible in merger				2.98
PSU's
Business Acquisition [Line Items]
Shares convertible in merger				2.98
Northern Genesis Acquisition Corp. II | Private Placement Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding				6,700,000
Northern Genesis Acquisition Corp. II | Public Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding				13,800,000
Common Class A [Member]
Business Acquisition [Line Items]
Shares convertible in merger				2.98
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding				362,832,986	141,216,455
Common stock, shares issued		362,832,986		362,832,986	141,216,455
Warrants outstanding				23,153,266
Common Class A [Member] | Embark
Business Acquisition [Line Items]
Common stock, par value | $ / shares				$ 0.0001
Common Class A [Member] | Northern Genesis Acquisition Corp. II
Business Acquisition [Line Items]
Stock issued | $				$ 41,400
Number of common stock shares redeemed				29,800,000
Redemption price | $ / shares				$ 10.00
Common Class B [Member]
Business Acquisition [Line Items]
Shares convertible in merger				2.98
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding				87,078,781	0
Common stock, shares issued		87,078,981		87,078,781	0